Foreign currency translation reserve - Summary of Movement of the foreign currency translation reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency translation reserve
As of 1 January	$ (16,603,786)
Currency translation difference	278,592	$ (4,871,943)	$ (5,299,295)
As of 31 December	(16,247,136)	(16,603,786)
Foreign currency translation reserve
Foreign currency translation reserve
As of 1 January		(11,466,066)	(4,347,257)
Currency translation difference	356,650	(5,137,720)	(6,252,297)
Transfer to reserve of disposal groups classified as held for sale		$ (16,603,786)	(866,512)
As of 31 December	$ (16,247,136)		$ (11,466,066)